SUPPLEMENT DATED SEPTEMBER 30, 2010

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective October 11, 2010, the following Sub-Account is added:

INTERNATIONAL/GLOBAL EQUITY
American Funds Insurance Series® International Fund (Class 2)

Capital Research and Management Company advises the American Fund Insurance Series® Funds.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Life Corporate VUL 2010